Land Use Right, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Land Use Right, Net [Abstract]
Amortization expense	$ 17,910	$ 4,951	$ 5,328